Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 5.2%
Alphabet, Inc. - Class A	3,039	$620,017
Meta Platforms, Inc. - Class A	931	641,626
Netflix, Inc. (a)	629	614,382
News Corp. - Class A	20,197	567,940
Warner Music Group Corp. - Class A (b)	17,770	565,086
		3,009,051

Consumer Discretionary - 8.8%
Airbnb, Inc. - Class A (a)	4,415	579,116
Autoliv, Inc. (b)	5,926	572,807
Booking Holdings, Inc.	113	535,344
Crocs, Inc. (a)(b)	5,174	528,110
Garmin Ltd.	2,679	578,262
NIKE, Inc. - Class B	7,497	576,519
Ralph Lauren Corp. – Class A	2,542	634,738
Tesla Motors, Inc. (a)	1,329	537,714
Visteon Corp. (a)	6,206	521,676
		5,064,286

Consumer Staples - 3.8%
Archer-Daniels-Midland Co.	11,008	563,940
Bunge Global SA	6,979	531,311
Ingredion, Inc.	3,999	545,624
Kimberly-Clark Corp.	4,401	571,998
		2,212,873

Energy - 5.7%
APA Corp. (b)	25,231	553,316
Baker Hughes Co.	13,710	633,128
Exxon Mobil Corp.	5,204	555,943
Halliburton Co. (b)	20,109	523,236
NOV, Inc.	38,600	557,770
Weatherford International PLC	7,581	477,224
		3,300,617

Health Care - 9.3%
Abbott Laboratories	5,107	653,338
Agilent Technologies, Inc.	4,159	630,172
BioMarin Pharmaceutical, Inc. (a)	8,756	554,780
IQVIA Holdings, Inc. (a)	2,904	584,749
Merck & Co., Inc.	5,657	559,025
Mettler-Toledo International, Inc. (a)	454	619,456
Regeneron Pharmaceuticals, Inc. (a)	791	532,327
Repligen Corp. (a)	3,696	614,312
Thermo Fisher Scientific, Inc.	1,101	658,123
		5,406,282

Industrials - 15.7%
Caterpillar, Inc.	1,520	564,589
Chart Industries, Inc. (a)(b)	2,917	617,208
CNH Industrial NV – Class A	48,793	628,454
Concentrix Corp. (b)	13,095	684,607
Donaldson Co., Inc.	7,996	569,235
Flowserve Corp.	9,516	595,892
General Electric Co.	3,481	708,627
Genpact Ltd.	12,912	628,685
GXO Logistics, Inc. (a)(b)	11,891	540,446
Howmet Aerospace, Inc.	5,095	644,925
Ingersoll Rand, Inc.	5,704	535,035
ITT, Inc.	3,836	579,313
Nordson Corp. (b)	2,549	561,341
Uber Technologies, Inc. (a)	9,643	644,634
Westinghouse Air Brake Technologies Corp.	2,890	600,889
		9,103,880

Information Technology - 39.0%(c)
Advanced Micro Devices, Inc. (a)	4,554	528,036
Allegro MicroSystems, Inc. (a)	26,266	632,748
Altair Engineering, Inc. - Class A (a)	5,419	597,987
Amphenol Corp.	7,849	555,552
Analog Devices, Inc.	2,668	565,323
ANSYS, Inc. (a)	1,701	596,201
Apple, Inc.	2,329	549,644
Applied Materials, Inc.	3,406	614,272
Arrow Electronics, Inc. (a)	4,805	560,023
Broadcom, Inc.	2,572	569,106
Cadence Design System, Inc. (a)	1,886	561,311
Cirrus Logic, Inc. (a)	5,417	544,083
Coherent Corp. (a)	5,420	490,456
Corning, Inc.	12,003	625,116
Fabrinet (a)	2,327	503,121
Flex Ltd. (a)(b)	15,086	628,332
Fortinet, Inc. (a)	5,900	595,192
Hewlett Packard Enterprise Co.	26,472	560,942
Jabil, Inc.	4,278	694,790
KLA Corp.	885	653,342
Kyndryl Holdings, Inc. (a)	16,366	621,253
Lam Research Corp.	7,579	614,278
Littelfuse, Inc.	2,344	558,716
MACOM Technology Solutions Holdings, Inc. (a)	4,158	549,896
Microsoft Corp.	1,290	535,427
MKS Instruments, Inc.	5,135	581,693
Monolithic Power Systems, Inc.	950	605,501
Novanta, Inc. (a)	3,473	519,769
NVIDIA Corp.	4,305	516,901
NXP Semiconductors NV	2,662	555,160
ON Semiconductor Corp. (a)	8,762	458,603
Onto Innovation, Inc. (a)(b)	3,459	708,265
PTC, Inc. (a)	2,909	562,833
QUALCOMM, Inc.	3,646	630,503
Rambus, Inc. (a)	10,048	619,158
Synopsys, Inc. (a)(b)	1,136	596,945
TE Connectivity PLC	3,843	568,649
Teledyne Technologies, Inc. (a)	1,219	623,311
Universal Display Corp.	3,543	531,167
		22,583,605

Materials - 12.5%
Amcor PLC	58,369	567,347
AptarGroup, Inc.	3,397	533,838
Ashland, Inc. (b)	7,728	490,651
Cabot Corp.	5,580	482,503
Corteva, Inc.	9,714	634,033
Crown Holdings, Inc.	6,564	576,713
FMC Corp.	10,782	601,420
Freeport-McMoRan, Inc.	13,869	497,204
International Flavors & Fragrances, Inc.	6,613	575,926
Linde PLC	1,327	592,001
Mosaic Co.	21,528	600,416
NewMarket Corp.	1,066	530,889
Royal Gold, Inc.	3,927	549,073
		7,232,014
TOTAL COMMON STOCKS (Cost $52,879,349)		57,912,608

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	5,134,967	5,134,967
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,134,967)		5,134,967

TOTAL INVESTMENTS - 108.9% (Cost $58,014,316)		63,047,575
Liabilities in Excess of Other Assets - (8.9)%		(5,121,406)
TOTAL NET ASSETS - 100.0%		$57,926,169
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $4,903,941 which represented 8.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer US Export Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$57,912,608	$–	$–	$57,912,608
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,134,967
Total Investments	$57,912,608	$–	$–	$63,047,575

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,134,967 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.